Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 26—Subsequent Events

        On May 19, 2017, the Company issued a press release announcing its intention to pursue an initial public offering of common stock (the "IPO") in 2017. In anticipation of the IPO, the Board of Directors considered the potential benefits afforded by Delaware law to public companies, including greater predictability and enhanced ability to attract and retain qualified independent directors, and determined that it is in the best interests of the Company and its stockholders to reincorporate in Delaware prior to the IPO.

        On June 14, 2017, stockholders of record as of May 22, 2017 voted to approve an Agreement and Plan of Merger between Byline Bancorp, Inc., an Illinois corporation ("Byline Illinois"), and Byline Bancorp, Inc., a wholly owned Delaware subsidiary of the Company, including the amended and restated certificate of incorporation and by-laws of the Company. Each share of Byline Illinois common stock issued and outstanding immediately prior to the effective time of the Merger was converted automatically into the right to receive one fifth (0.20) of a share of common stock of the Company. Fractional shares are to be paid in cash based on the initial public offering price of Byline Bancorp, Inc.'s common stock.